INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
K.	INCOME TAXES

 Income tax provisions for the years ended December 31, 2011, December 25, 2010, and December 26, 2009 are summarized as follows (in thousands):

	2011	2010	2009
Currently Payable:
Federal	$453	$4,762	$4,411
State and local	1,419	1,768	1,452
Foreign	3,000	3,344	2,602
	4,872	9,874	8,465
Net Deferred:
Federal	(1,884)	384	4,868
State and local	(137)	(689)	337
Foreign	23	(2,369)	182
	(1,998)	(2,674)	5,387
	$2,874	$7,200	$13,852

The components of earnings before income taxes consist of the following:

	2011	2010	2009

U.S.	$268	$16,115	$29,806
Foreign	8,577	10,926	8,791
Total	$8,845	$27,041	$38,597

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2011	2010	2009
Statutory federal income tax rate	34.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	8.2	2.4	1.9
Effect of noncontrolling owned interest in earnings of partnerships	(3.0)	(1.8)	0.1
Manufacturing deduction	(1.9)	(1.6)	(0.8)
Research and development tax credits	(13.4)	(1.4)	(1.8)
Change in valuation allowance	-	(10.5)	(1.4)
Nondeductible amortization of intangibles	4.9	1.6	1.2
Meals and entertainment	4.4	1.6	1.1
Other, net	(0.7)	1.3	0.6
Effective income tax rate	32.5%	26.6%	35.9%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 31, 2011 and December 25, 2010 are as follows (in thousands):

	2011	2010
Employee benefits	$6,609	$6,626
Foreign subsidiary and state net operating loss	2,224	3,130
Inventory	141	148
Accrued expenses	2,562	2,075
Other, net	4,046	3,836
Deferred income tax assets	15,582	15,815

Depreciation	(13,605)	(17,762)
Intangibles	(11,226)	(9,269)
Other, net	(106)	(137)
Deferred income tax liabilities	(24,937)	(27,168)
Net deferred income tax liability	$(9,355)	$(11,353)